Contract obligations	12 Months Ended
Dec. 31, 2020
Contract with Customer, Liability [Abstract]
Contract obligations

In December, 2020 the Company received a deposit of US$100,000 to sell pre-existing SFD® data. The SFD® data is expected to be delivered to the customer in the second quarter of 2021.

In 2019, the Company received a non-refundable deposit of $100,000USD from AGV to be applied to an SFD® survey which was to be completed by June 30, 2020. The deposit was forfeited by AGV on June 30, 2020 as AGV did not complete a SFD® survey prior to this date. The amount was recognized as other revenue within the year (Note 21).

	December 31,	December 31,
	2020	2019
Contract obligations	$127,507	$131,386